Pioneer Floating Rate Fund

Schedule of Investments | July 31, 2020

Ticker Symbols:
Class A Class C Class Y	FLARX FLRCX FLYRX

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 95.8%
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 89.3% of Net Assets*(a)
	Aerospace & Defense - 3.2%
634,160	Air Canada, 2019 Replacement Term Loan, 1.937% (LIBOR + 175 bps), 10/6/23	$594,525
854,371	American Airlines, Inc., 2017 Class B Term Loan, 2.175% (LIBOR + 200 bps), 12/15/23	651,255
2,822,619	American Airlines, Inc., 2018 Replacement Term Loan, 1.922% (LIBOR + 175 bps), 6/27/25	1,581,818
1,000,000	Delta Air Lines, Inc., Term Loan, 5.75% (LIBOR + 475 bps), 4/29/23	988,333
1,488,750	Jazz Acquisition, Inc., First Lien Initial Term Loan, 4.42% (LIBOR + 425 bps), 6/19/26	1,236,283
400,000	JetBlue Airways Corp., Term Loan, 6.25% (LIBOR + 525 bps), 6/17/24	395,700
500,000	Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 6.25% (LIBOR + 525 bps), 6/21/27	500,243
1,697,500	Peraton Corp. (fka MHVC Acquisition Corp.), First Lien Initial Term Loan, 6.25% (LIBOR + 525 bps), 4/29/24	1,659,306
601,390	United AirLines, Inc., Refinanced Term Loan, 1.911% (LIBOR + 175 bps), 4/1/24	547,452
2,309,644	WP CPP Holdings LLC, First Lien Initial Term Loan, 4.5% (LIBOR + 350 bps), 4/30/25	1,986,294
	Total Aerospace & Defense	$10,141,209
	Automobile - 5.3%
1,115,101	American Axle & Manufacturing, Inc., Tranche B Term Loan, 3.0% (LIBOR + 225 bps), 4/6/24	$1,087,920
905,095	Commercial Vehicle Group, Inc. (CVG), Initial Term Loan, 11.5% (LIBOR + 1,050 bps), 4/12/23	819,111
864,667	CWGS Group LLC (aka Camping World, Inc.), Term Loan, 3.5% (LIBOR + 275 bps), 11/8/23	818,964
1,162,754	Dana, Inc., 2018 New Term Loan B Advance, 2.42% (LIBOR + 225 bps), 2/27/26	1,145,312
188,176	Goodyear Tire & Rubber Co., Second Lien Term Loan, 2.18% (LIBOR + 200 bps), 3/3/25	181,217
1,346,540	IXS Holdings, Inc., Initial Term Loan, 6.0% (LIBOR + 500 bps), 3/5/27	1,289,312
2,853,598	Navistar, Inc., Tranche B Term Loan, 3.69% (LIBOR + 350 bps), 11/6/24	2,775,124
1,436,913	Superior Industries International, Inc., Replacement Term Loan, 4.161% (LIBOR + 400 bps), 5/22/24	1,300,406
2,470,640	Thor Industries, Inc., Initial USD Term Loan, 3.938% (LIBOR + 375 bps), 2/1/26	2,441,301
2,377,581	TI Group Automotive Systems LLC, Initial US Term Loan, 3.25% (LIBOR + 250 bps), 6/30/22	2,324,085
1,807,917	Visteon Corp., 2018 New Term Loan, 1.945% (LIBOR + 175 bps), 3/25/24	1,746,146
	Total Automobile	$15,928,898
	Banking - 1.2%
992,500	Azalea TopCo, Inc., First Lien Initial Term Loan, 3.76% (LIBOR + 350 bps), 7/24/26	$974,305
1,633,824	EWT Holdings III Corp. (fka WTG Holdings III Corp.), Refinancing 2020 First Lien Term Loan, 2.911% (LIBOR + 275 bps), 12/20/24	1,608,635
1,293,279	Nouryon Finance B.V. (aka AkzoNobel), Initial Dollar Term Loan, 3.178% (LIBOR + 300 bps), 10/1/25	1,260,139
	Total Banking	$3,843,079
	Beverage, Food & Tobacco - 1.2%
2,258,810	Chobani LLC (Chobani Idaho LLC), First Lien New Term Loan, 4.5% (LIBOR + 350 bps), 10/10/23	$2,245,499
762,955	Froneri International, ltd., First Lien Facility B2, 2.411% (LIBOR + 225 bps), 1/29/27	734,535
1,036,606	JBS USA Lux SA (fka JBS USA LLC), New Term Loan, 3.072% (LIBOR + 200 bps), 5/1/26	1,006,371
	Total Beverage, Food & Tobacco	$3,986,405
	Broadcasting & Entertainment - 2.8%
1,344,121	Charter Communications Operating LLC (aka CCO Safari LLC), Term B-2 Loan, 1.92% (LIBOR + 175 bps), 2/1/27	$1,313,997
1,492,500	Creative Artists Agency LLC, Closing Date Term Loan, 3.911% (LIBOR + 375 bps), 11/27/26	1,418,185
1,581,456	Gray Television, Inc., Term B-2 Loan, 2.421% (LIBOR + 225 bps), 2/7/24	1,546,071
528,021	Gray Television, Inc., Term C Loan, 2.671% (LIBOR + 250 bps), 1/2/26	515,480
2,610,532	Sinclair Television Group, Inc., Tranche B Term Loan, 2.42% (LIBOR + 225 bps), 1/3/24	2,550,164
818,813	Sinclair Television Group, Inc., Tranche B-2b Term Loan, 2.68% (LIBOR + 250 bps), 9/30/26	795,272
	Total Broadcasting & Entertainment	$8,139,169
	Building Materials - 1.4%
1,616,578	Circor International, Inc., New Term Loan, 4.25% (LIBOR + 325 bps), 12/11/24	$1,577,174
580,699	CPG International LLC (fka CPG International, Inc.), New Term Loan, 4.75% (LIBOR + 375 bps), 5/5/24	579,005
2,231,000	WKI Holding Co., Inc. (aka World Kitchen), Initial Term Loan, 4.172% (LIBOR + 400 bps), 5/1/24	2,158,493
	Total Building Materials	$4,314,672
	Buildings & Real Estate - 2.4%
997,449(b)	American Bath Group LLC, 2018 First Lien Replacement Term Loan (LIBOR + 425 bps), 9/30/23	$983,734
366,591	Builders FirstSource, Inc., Refinancing Term Loan, 4.0% (LIBOR + 300 bps), 2/29/24	359,564
997,389(b)	C.H.I. Overhead Doors, Inc., First Lien Initial Term Loan, 7/29/22	983,675
997,455	Ply Gem Midco, Inc., Initial Term Loan, 3.928% (LIBOR + 375 bps), 4/12/25	982,078
1,931,818	VICI Properties 1 LLC, Term B Loan, 1.926% (LIBOR + 175 bps), 12/20/24	1,862,242
2,935,726	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 6.072% (LIBOR + 500 bps), 9/29/23	2,501,790
	Total Buildings & Real Estate	$7,673,083
	Chemicals - 0.2%
500,000(b)	PQ Corp., Incremental Term Loan B, 2/7/27	$498,959
	Total Chemicals	$498,959
	Chemicals, Plastics & Rubber - 3.5%
557,962	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-3 Dollar Loan, 2.058% (LIBOR + 175 bps), 6/1/24	$545,931
483,361	Berry Global, Inc. (fka Berry Plastics Corp.), Term X Loan, 2.188% (LIBOR + 200 bps), 1/19/24	474,298
1,402,637	Core & Main LP, Initial Term Loan, 3.75% (LIBOR + 275 bps), 8/1/24	1,367,571
Principal Amount USD ($)		Value
	Chemicals, Plastics & Rubber - (continued)
1,177,980	Element Solutions, Inc. (Macdermid, Inc.), Tranche B-1 Term Loan, 2.161% (LIBOR + 200 bps), 1/31/26	$1,149,022
1,000,000	Hexion, Inc., USD Term Loan, 3.8% (LIBOR + 350 bps), 7/1/26	985,000
359,100	Innophos Holdings, Inc., Initial Term Loan, 3.911% (LIBOR + 375 bps), 2/5/27	355,958
804,416	PQ Corp., Third Amendment Tranche B-1 Term Loan, 2.511% (LIBOR + 225 bps), 2/7/27	784,243
1,069,864	Reynolds Group Holdings, Inc., Incremental US Term Loan, 2.911% (LIBOR + 275 bps), 2/5/23	1,051,737
248,125	Tank Holding Corp., 2020 Refinancing First Lien Term Loan, 3.661% (LIBOR + 350 bps/PRIME + 250 bps), 3/26/26	239,957
2,108,040	Tronox Finance LLC, First Lien Initial Dollar Term Loan, 2.972% (LIBOR + 275 bps), 9/23/24	2,053,833
810,463	Twist Beauty International Holdings SA, Facility B2, 4.0% (LIBOR + 300 bps), 4/22/24	772,642
884,831	Univar Solutions USA, Inc., Term B-3 Loan, 2.411% (LIBOR + 225 bps), 7/1/24	871,144
	Total Chemicals, Plastics & Rubber	$10,651,336
	Computers & Electronics - 3.4%
997,500	AI Convoy (Luxembourg) S.a.r.l., Facility B, 4.65% (LIBOR + 350 bps), 1/18/27	$971,316
700,000	Celestica, Inc., Incremental Term B-2 Loan, 2.672% (LIBOR + 250 bps), 6/27/25	663,250
843,929	Celestica, Inc., Term B Loan, 2.297% (LIBOR + 213 bps), 6/27/25	791,183
712,345	CornerStone OnDemand, Inc., Term Loan, 4.426% (LIBOR + 425 bps), 4/22/27	708,338
1,136,643	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 4.411% (LIBOR + 425 bps), 6/26/25	977,513
1,055,301	Iron Mountain Information Management LLC, Incremental Term B Loan, 1.911% (LIBOR + 175 bps), 1/2/26	1,018,365
1,393,774	Microchip Technology, Inc., Initial Term Loan, 2.17% (LIBOR + 200 bps), 5/29/25	1,380,534
1,222,027	ON Semiconductor Corp., 2019 New Replacement Term B-4 Loan, 2.161% (LIBOR + 200 bps), 9/19/26	1,204,291
1,283,750	Pitney Bowes, Inc., Incremental Tranche Term Loan B, 5.67% (LIBOR + 550 bps), 1/7/25	1,200,306
1,582,969	Ultra Clean Holdings, Inc., Term Loan B, 4.661% (LIBOR + 450 bps), 8/27/25	1,575,054
	Total Computers & Electronics	$10,490,150
	Consumer Nondurables - 0.5%
1,492,500	Sunshine Luxembourg VII S.a.r.l, Facility B1, 5.322% (LIBOR + 425 bps), 10/1/26	$1,487,836
	Total Consumer Nondurables	$1,487,836
	Consumer Services - 0.9%
2,901,866	Prime Security Services Borrower LLC (aka Protection 1 Security Solutions), First Lien 2019 Refinancing Term B-1 Loan, 4.25% (LIBOR + 325 bps), 9/23/26	$2,857,734
	Total Consumer Services	$2,857,734
	Containers, Packaging & Glass - 0.8%
615,000(b)	Graham Packaging Co., LP, Term Loan, 8/4/27	$614,154
991,179	Plastipak Holdings, Inc., 2018 Tranche B Term Loan, 2.67% (LIBOR + 250 bps), 10/14/24	973,524
1,000,000(b)	Pregis TopCo LLC, First Lien Initial Term Loan, 7/31/26	982,500
	Total Containers, Packaging & Glass	$2,570,178
	Diversified & Conglomerate Manufacturing - 1.6%
471,607	Delos Finance S.a.r.l., 2018 New Term Loan, 2.058% (LIBOR + 175 bps), 10/6/23	$456,692
2,895,713	Garda World Security Corp., Initial Term Loan, 4.93% (LIBOR + 475 bps), 10/30/26	2,875,805
1,878,003	Pelican Products, Inc., First Lien Term Loan, 4.5% (LIBOR + 350 bps), 5/1/25	1,777,060
	Total Diversified & Conglomerate Manufacturing	$5,109,557
	Diversified & Conglomerate Service - 8.1%
1,946,337	Albany Molecular Research, Inc., First Lien Initial Term Loan, 4.25% (LIBOR + 325 bps), 8/30/24	$1,919,879
777,488	Avis Budget Car Rental LLC, New Tranche B Term Loan, 2.42% (LIBOR + 225 bps), 8/6/27	706,421
1,647,115	AVSC Holding Corp. (aka PSAV, Inc.), First Lien Initial Term Loan, 4.25% (LIBOR + 325 bps), 3/3/25	1,183,177
2,143,703	CB Poly Investments LLC, First Lien Closing Date Term Loan, 5.5% (LIBOR + 450 bps), 8/16/23	1,618,496
495,361	Change Healthcare Holdings LLC, Closing Date Term Loan, 3.5% (LIBOR + 250 bps), 3/1/24	485,144
1,516,781	DG Investment Intermediate Holdings 2, Inc. (aka Convergint Technologies Holdings LLC), First Lien Initial Term Loan, 3.75% (LIBOR + 300 bps), 2/3/25	1,461,798
2,278,009	DTI Holdco, Inc., Replacement B-1 Term Loan, 5.75% (LIBOR + 475 bps), 9/29/23	1,811,017
1,347,500	DynCorp International, Inc., Term Loan, 7.0% (LIBOR + 600 bps), 8/18/25	1,307,075
937,299	Filtration Group Corp., Initial Dollar Term Loan, 3.161% (LIBOR + 300 bps), 3/31/25	919,285
569,470	Gates Global LLC, Initial B-2 Dollar Term Loan, 3.75% (LIBOR + 275 bps), 4/1/24	557,822
962,151	GHX Ultimate Parent Corp., First Lien Initial Term Loan, 4.25% (LIBOR + 325 bps), 6/28/24	947,718
982,412	Mitchell International, Inc., First Lien Initial Term Loan, 3.411% (LIBOR + 325 bps), 11/29/24	935,270
1,960,000	Sound Inpatient Physicians, Inc., First Lien Initial Term Loan, 2.911% (LIBOR + 275 bps), 6/27/25	1,899,975
500,000	Sound Inpatient Physicians, Inc., Second Lien Initial Term Loan, 6.911% (LIBOR + 675 bps), 6/26/26	475,000
2,902,500	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	2,317,162
1,261,746	Tempo Acquisition LLC, Initial Term Loan, 2.911% (LIBOR + 275 bps), 5/1/24	1,234,540
1,287,046	Trico Group LLC, First Lien Tranche B-2 Term Loan, 8.0% (LIBOR + 700 bps), 2/2/24	1,232,884
712,950	West Corp., Incremental Term B-1 Loan, 4.5% (LIBOR + 350 bps), 10/10/24	623,534
2,573,028	West Corp., Initial Term B Loan, 5.0% (LIBOR + 400 bps), 10/10/24	2,270,162
1,373,952	WEX, Inc., Term B-3 Loan, 2.411% (LIBOR + 225 bps), 5/15/26	1,332,734
	Total Diversified & Conglomerate Service	$25,239,093
	Electric & Electrical - 1.3%
448,674	Dell International LLC (EMC Corp.), Refinancing Term B-1 Loan, 2.75% (LIBOR + 200 bps), 9/19/25	$443,126
3,417,356	Rackspace Hosting, Inc., First Lien Term B Loan, 4.0% (LIBOR + 300 bps), 11/3/23	3,358,772
	Total Electric & Electrical	$3,801,898
Principal Amount USD ($)		Value
	Electronics - 1.3%
700,000(b)	BY Crown Parent LLC, Initial B-1 Term Loan, 2/2/26	$699,563
270,000	Presidio Holdings, Inc., 2020 Initial Term Loan, 3.77% (LIBOR + 350 bps), 1/22/27	264,600
2,580,748	Scientific Games International, Inc., Initial Term B-5 Loan, 3.473% (LIBOR + 275 bps), 8/14/24	2,359,080
610,745	Western Digital Corp., US Term B-4 Loan, 1.911% (LIBOR + 175 bps), 4/29/23	600,311
	Total Electronics	$3,923,554
	Entertainment & Leisure - 0.3%
750,000	Carnival Corp., Initial Advance, 8.5% (LIBOR + 750 bps), 6/30/25	$738,750
443,997	Motion Acquisition, Ltd., Facility B1, 4.322% (LIBOR + 325 bps), 11/12/26	409,032
53,506	Motion Acquisition, Ltd., Facility B2, 4.322% (LIBOR + 325 bps), 11/12/26	48,129
	Total Entertainment & Leisure	$1,195,911
	Environmental Services - 0.6%
1,838,804	GFL Environmental, Inc., Effective Date Incremental Term Loan, 4.0% (LIBOR + 300 bps), 5/30/25	$1,833,184
	Total Environmental Services	$1,833,184
	Financial Services - 2.5%
2,481,856	Baring Private Equity Asia VI Holdings (2), Ltd., First Lien Initial Dollar Term Loan, 4.0% (LIBOR + 300 bps), 10/26/22	$2,401,196
1,862,000	Blackhawk Network Holdings, Inc., First Lien Term Loan, 3.161% (LIBOR + 300 bps), 6/15/25	1,742,832
800,000	Cardtronics USA, Inc., Initial Term Loan, 5.0% (LIBOR + 400 bps), 6/29/27	798,666
1,830,441	Everi Payments, Inc., Term B Loan, 3.822% (LIBOR + 275 bps), 5/9/24	1,744,476
390,482	RPI 2019 Intermediate Finance Trust, Term Loan B, 1.911% (LIBOR + 175 bps), 2/11/27	384,300
236,389	RPI Intermediate Finance Trust, Term B-1 Term Facility, 1.911% (LIBOR + 175 bps), 2/11/27	234,000
	Total Financial Services	$7,305,470
	Forest Products - 0.5%
1,701,774	ProAmpac PG Borrower LLC, First Lien Initial Term Loan, 4.5% (LIBOR + 350 bps), 11/20/23	$1,657,102
	Total Forest Products	$1,657,102
	Healthcare & Pharmaceuticals - 4.8%
1,836,092	Alkermes, Inc., 2023 Term Loan, 2.44% (LIBOR + 225 bps), 3/27/23	$1,799,370
2,455,563	Alphabet Holding Co., Inc. (aka Nature’s Bounty), First Lien Initial Term Loan, 3.661% (LIBOR + 350 bps), 9/26/24	2,361,433
992,500	Curium BidCo S.a r.l., Facility B, 5.072% (LIBOR + 400 bps), 7/9/26	984,436
1,754,376	Endo Luxembourg Finance Co. I S.a r.l., Initial Term Loan, 5.0% (LIBOR + 425 bps), 4/29/24	1,683,575
2,348,485	Kindred Healthcare LLC, Closing Date Term Loan, 5.188% (LIBOR + 500 bps), 7/2/25	2,325,000
1,000,000	Loire UK Midco 3, Ltd., Facility B, 3.667% (LIBOR + 350 bps), 4/21/27	968,750
1,423,981	NMN Holdings III Corp., First Lien Closing Date Term Loan, 3.911% (LIBOR + 375 bps), 11/13/25	1,354,562
305,178	NMN Holdings III Corp., First Lien Term Loan, 3.911% (LIBOR + 375 bps), 11/13/25	290,300
1,431,413	Sotera Health Holdings LLC, First Lien Initial Term Loan, 5.5% (LIBOR + 450 bps), 12/11/26	1,430,876
1,496,250	Upstream Newco, Inc., First Lien Initial Term Loan, 4.661% (LIBOR + 450 bps), 11/20/26	1,458,844
	Total Healthcare & Pharmaceuticals	$14,657,146
	Healthcare, Education & Childcare - 4.4%
658,109	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 5.5% (LIBOR + 450 bps), 10/24/23	$477,129
500,000	Alliance HealthCare Services, Inc., Second Lien Initial Term Loan, 11.0% (LIBOR + 1,000 bps), 4/24/24	220,000
758,663	ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 4.572% (LIBOR + 350 bps), 5/10/23	706,031
800,000	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), First Incremental Term Loan, 2.926% (LIBOR + 275 bps), 11/27/25	785,800
1,259,037	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), Initial Term Loan, 3.176% (LIBOR + 300 bps), 6/2/25	1,240,938
746,250	FC Compassus LLC, Initial Term Loan, 6.072% (LIBOR + 500 bps), 12/31/26	720,131
1,822,849	Gentiva Health Services, Inc., First Lien Term B Loan, 3.438% (LIBOR + 325 bps), 7/2/25	1,801,203
2,478,514	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 4.75% (LIBOR + 375 bps), 2/21/25	2,167,666
982,378	Life Time Fitness, Inc., 2017 Refinancing Term Loan, 3.75% (LIBOR + 275 bps), 6/10/22	892,872
708,793	LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.), First Lien Term B Loan, 3.911% (LIBOR + 375 bps), 11/16/25	694,869
911,952	Quorum Health Corp., Term Loan (Exit), 9.25% (LIBOR + 825 bps), 4/29/25	857,234
1,599,323	Select Medical Corp., Tranche B Term Loan, 2.68% (LIBOR + 250 bps), 3/6/25	1,558,673
1,488,750	U.S. Renal Care, Inc., Initial Term Loan, 5.188% (LIBOR + 500 bps), 6/26/26	1,459,905
	Total Healthcare, Education & Childcare	$13,582,451
	Hotel, Gaming & Leisure - 3.5%
827,255	1011778 B.C. Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1.911% (LIBOR + 175 bps), 11/19/26	$795,946
693,486	Boyd Gaming Corp., Refinancing Term B Loan, 2.361% (LIBOR + 225 bps), 9/15/23	673,177
1,496,164	Caesars Resort Collection LLC (fka Caesars Growth Properties Holdings LLC), Term Loan B, 2.911% (LIBOR + 275 bps), 12/23/24	1,380,745
1,000,000	Caesars Resort Collection LLC, Term B-1 Loan, 4.715% (LIBOR + 450 bps), 7/21/25	967,083
688,256	Flutter Entertainment plc, USD Term Loan, 3.808% (LIBOR + 350 bps), 7/10/25	689,030
1,994,405	Golden Nugget, Inc. (aka Landry’s, Inc.), Initial B Term Loan, 3.25% (LIBOR + 250 bps), 10/4/23	1,683,836
450,000	Hanjin International Corp. (aka Wilshire Grand Center), Initial Term Loan, 2.661% (LIBOR + 250 bps), 10/19/20	414,000
1,185,045	Marriott Ownership Resorts, Inc., 2019 Refinancing Term Loan, 1.911% (LIBOR + 175 bps), 8/29/25	1,140,606
1,467,551	Penn National Gaming, Inc., Term B-1 Facility Loan, 3.0% (LIBOR + 225 bps), 10/15/25	1,403,116
Principal Amount USD ($)		Value
	Hotel, Gaming & Leisure – (continued)
1,398,649(b)	Spectacle Gary Holdings LLC, Closing Date Term Loan, 12/23/25	$1,311,233
	Total Hotel, Gaming & Leisure	$10,458,772
	Insurance - 2.6%
1,836,050	Asurion LLC (fka Asurion Corp.), New B-7 Term Loan, 3.161% (LIBOR + 300 bps), 11/3/24	$1,809,886
2,226,638	Confie Seguros Holding II Co., Term B Loan, 5.75% (LIBOR + 475 bps), 4/19/22	1,980,316
1,389,803	Integro Parent, Inc., First Lien Initial Term Loan, 6.75% (LIBOR + 575 bps), 10/31/22	1,341,160
841,615	MPH Acquisition Holdings LLC, Initial Term Loan, 3.75% (LIBOR + 275 bps), 6/7/23	830,268
990,000	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2019 Term Loan, 4.161% (LIBOR + 400 bps), 9/3/26	969,271
852,865	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 3.308% (LIBOR + 300 bps), 5/16/24	826,213
	Total Insurance	$7,757,114
	Leasing - 1.5%
1,044,626	Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 2.5% (LIBOR + 175 bps), 1/15/25	$1,000,882
1,260,920	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 2.25% (LIBOR + 150 bps), 2/12/27	1,182,113
1,280,292	Fly Funding II S.a.r.l., Replacement Loan, 2.5% (LIBOR + 175 bps), 8/11/25	1,102,651
1,520,013	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 4.058% (LIBOR + 375 bps), 9/11/23	1,428,812
	Total Leasing	$4,714,458
	Leisure & Entertainment - 1.2%
465,825	24 Hour Fitness Worldwide, Inc., DIP New Money Term Loan, 2.06% (LIBOR + 1,000 bps), 6/17/21	$447,192
1,743,938	24 Hour Fitness Worldwide, Inc., Term Loan, 3.808% (LIBOR + 350 bps), 5/30/25	395,293
1,922,723	CityCenter Holdings LLC, Term B Loan, 3.0% (LIBOR + 225 bps), 4/18/24	1,786,530
1,487,659	Fitness International LLC, Term B Loan, 4.322% (LIBOR + 325 bps), 4/18/25	943,966
	Total Leisure & Entertainment	$3,572,981
	Machinery - 3.5%
735,333	Blount International, Inc., New Refinancing Term Loan, 4.75% (LIBOR + 375 bps), 4/12/23	$725,681
1,702,857	CTC AcquiCo GmbH, Facility B2, 3.113% (LIBOR + 275 bps), 3/7/25	1,581,528
1,709,416	Gardner Denver, Inc., 2020 GDI Tranche B-2 Dollar Term Loan, 1.911% (LIBOR + 175 bps), 3/1/27	1,645,491
498,750	Ingersoll-Rand Services Co., 2020 Spinco Tranche B-1 Dollar Term Loan, 1.911% (LIBOR + 175 bps), 3/1/27	480,099
2,238,750	MHI Holdings LLC, Initial Term Loan, 5.161% (LIBOR + 500 bps), 9/21/26	2,188,378
686,636	NN, Inc., Tranche B Term Loan, 6.5% (LIBOR + 575 bps), 10/19/22	628,272
1,999,772	Shape Technologies Group, Inc., Initial Term Loan, 3.176% (LIBOR + 300 bps), 4/21/25	1,504,829
349,643	Terex Corp., 2018 Incremental US Term Loan, 2.75% (LIBOR + 200 bps), 1/31/24	339,591
1,946,741	Welbilt, Inc. (fka Manitowoc Foodservice, Inc.), Term B Loan, 2.661% (LIBOR + 250 bps), 10/23/25	1,713,132
	Total Machinery	$10,807,001
	Media - 2.9%
2,989,861	Altice France SA, USD TLB-13 Incremental Term Loan, 4.175% (LIBOR + 400 bps), 8/14/26	$2,937,272
716,418	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, 2.425% (LIBOR + 225 bps), 7/17/25	694,589
2,589,471	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), October 2018 Incremental Term Loan, 2.425% (LIBOR + 225 bps), 1/15/26	2,518,261
343,897	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), September 2019 Initial Term Loan, 2.675% (LIBOR + 250 bps), 4/15/27	334,726
1,985,000	Diamond Sports Group LLC, Term Loan, 3.42% (LIBOR + 325 bps), 8/24/26	1,605,369
1,015,000	Ziggo Financing Partnership, Term Loan I Facility, 2.675% (LIBOR + 250 bps), 4/30/28	977,730
	Total Media	$9,067,947
	Metals & Mining - 3.0%
1,097,894	Atkore International, Inc., First Lien Initial Incremental Term Loan, 3.75% (LIBOR + 275 bps), 12/22/23	$1,089,205
1,755,387	Big River Steel LLC, Closing Date Term Loan, 6.0% (LIBOR + 500 bps), 8/23/23	1,669,812
2,226,578	BWay Holding Co., Initial Term Loan, 3.523% (LIBOR + 325 bps), 4/3/24	2,084,831
1,312,500	Oxbow Calcining LLC, First Lien Tranche B Term Loan, 3.911% (LIBOR + 375 bps), 1/4/23	1,273,125
2,214,942	Phoenix Services International LLC, Term Loan B, 4.75% (LIBOR + 375 bps), 3/1/25	2,068,202
747,849	TMS International Corp. (aka Tube City IMS Corp.), Term B-2 Loan, 3.75% (LIBOR + 275 bps), 8/14/24	706,718
	Total Metals & Mining	$8,891,893
	Oil & Gas - 2.3%
1,970,000	Centurion Pipeline Co. LLC (fka Lotus Midstream LLC), Initial Term Loan, 3.411% (LIBOR + 325 bps), 9/29/25	$1,898,997
2,527	Delek US Holdings, Inc., Initial Term Loan, 2.411% (LIBOR + 225 bps), 3/31/25	2,394
1,350,938	NorthRiver Midstream Finance LP, Initial Term B Loan, 3.552% (LIBOR + 325 bps), 10/1/25	1,300,911
451,732	Prairie ECI Acquiror LP, Initial Term Loan, 4.911% (LIBOR + 475 bps), 3/11/26	409,665
423,349	Summit Midstream Partners Holdings LLC, Term Loan Credit Facility, 7.0% (LIBOR + 600 bps), 5/13/22	100,545
3,880,875	Traverse Midstream Partners LLC, Advance Term Loan, 5.0% (LIBOR + 400 bps), 9/27/24	3,420,991
	Total Oil & Gas	$7,133,503
	Personal, Food & Miscellaneous Services - 2.1%
972,538	IRB Holding Corp., (aka Arby’s/Buffalo Wild Wings) 2020 Replacement Term Loan B, 3.75% (LIBOR + 275 bps), 2/5/25	$914,880
2,736,250	Option Care Health, Inc., Term B Loan, 4.661% (LIBOR + 450 bps), 8/6/26	2,729,979
Principal Amount USD ($)		Value
	Personal, Food & Miscellaneous Services – (continued)
2,800,479	Parfums Holding Co., Inc., First Lien Initial Term Loan, 4.363% (LIBOR + 400 bps), 6/30/24	$2,623,699
	Total Personal, Food & Miscellaneous Services	$6,268,558
	Printing & Publishing - 1.6%
1,246,875	Nielsen Finance LLC, Dollar Term B-5 Loan, 4.75% (LIBOR + 375 bps), 6/4/25	$1,252,330
608,926	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-2 Loan, 2.661% (LIBOR + 250 bps), 11/8/24	587,803
3,149,888	Trader Corp., First Lien 2017 Refinancing Term Loan, 4.0% (LIBOR + 300 bps), 9/28/23	3,047,517
	Total Printing & Publishing	$4,887,650
	Professional & Business Services - 3.6%
543,351	Alion Science & Technology Corp., First Line Replacement Term Loan, 4.75% (LIBOR + 375 bps), 7/23/24	$543,946
995,000	APi Group DE, Inc., Initial Term Loan, 2.661% (LIBOR + 250 bps), 10/1/26	978,831
997,475	athenahealth, Inc., First Line Term B Loan, 4.818% (LIBOR + 450 bps), 2/11/26	985,630
1,989,987	Clear Channel Outdoor Holdings, Inc., Term B Loan, 3.761% (LIBOR + 350 bps), 8/21/26	1,788,678
1,000,000(b)	Elanco Animal Health, Inc., Term Loan, 8/1/27	978,125
870,796(b)	Gbt US LLC, Cov-Lite Term Loan, 2/26/27	805,487
1,259,716	Pre-Paid Legal Services, Inc. (aka LegalShield), First Lien Initial Term Loan, 3.411% (LIBOR + 325 bps), 5/1/25	1,221,925
966,659	SIWF Holdings, Inc. (aka Spring Window Fashions), First Lien Initial Term Loan, 5.322% (LIBOR + 425 bps), 6/15/25	903,826
375,000	STG-Fairway Holdings LLC, First Lien Term Facility, 4.572% (LIBOR + 350 bps), 1/31/27	353,555
615,000(b)	Tosca Services LLC, Term Loan B, 7/27/27	615,384
1,803,768	Verscend Holding Corp., Term B Loan, 4.661% (LIBOR + 450 bps), 8/27/25	1,800,376
	Total Professional & Business Services	$10,975,763
	Retail - 2.3%
2,199,317	Bass Pro Group LLC, Initial Term Loan, 6.072% (LIBOR + 500 bps), 9/25/24	$2,194,679
1,865,625	Dealer Tire LLC, Term Loan B1, 4.411% (LIBOR + 425 bps), 12/12/25	1,821,316
2,852	Men’s Wearhouse, Inc., Tranche B-2 Term Loan, 4.25% (LIBOR + 325 bps), 4/9/25	593
1,638,885	Michaels Stores, Inc., 2018 New Replacement Term B Loan, 3.534% (LIBOR + 250 bps), 1/30/23	1,559,500
848,348	PetSmart, Inc., Amended Term Loan, 5.0% (LIBOR + 400 bps), 3/11/22	846,232
693,000	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 5.187% (LIBOR + 450 bps), 9/12/24	619,802
	Total Retail	$7,042,122
	Securities & Trusts - 0.2%
585,463	Stonepeak Lonestar Holdings LLC, Initial Term Loan, 4.773% (LIBOR + 450 bps), 10/19/26	$580,340
	Total Securities & Trusts	$580,340
	Telecommunications - 3.3%
3,034,750	CenturyLink, Inc., Term B Loan, 2.411% (LIBOR + 225 bps), 3/15/27	$2,933,171
1,741,228	Commscope, Inc., Initial Term Loan, 3.411% (LIBOR + 325 bps), 4/6/26	1,708,852
1,973,981	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1.911% (LIBOR + 175 bps), 3/1/27	1,918,463
1,045,876	Virgin Media Bristol LLC, Facility N, 2.675% (LIBOR + 250 bps), 1/31/28	1,018,259
2,650,000	Xplornet Communications, Inc., Initial Term Loan, 4.911% (LIBOR + 475 bps), 6/10/27	2,585,957
	Total Telecommunications	$10,164,702
	Textile & Apparel - 0.4%
1,473,262	Adient US LLC, Initial Term Loan, 4.49% (LIBOR + 425 bps), 5/6/24	$1,362,768
	Total Textile & Apparel	$1,362,768
	Transportation - 0.7%
1,477,500	Envision Healthcare Corp., Initial Term Loan, 3.911% (LIBOR + 375 bps), 10/10/25	$989,925
498,750	Genesee & Wyoming, Inc., Initial Term Loan, 2.308% (LIBOR + 200 bps), 12/30/26	490,411
538,970(c)	Syncreon Group BV, Second Out Term Loan, 7.0% (6% PIK 1% cash), 4/1/25	443,303
	Total Transportation	$1,923,639
	Utilities - 2.4%
1,706,250	Calpine Construction Finance Co., LP, Term B Loan, 2.161% (LIBOR + 200 bps), 1/15/25	$1,660,181
801,026	Compass Power Generation LLC, Tranche B-1 Term Loan, 4.5% (LIBOR + 350 bps), 12/20/24	772,990
1,558,755	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 4.75% (LIBOR + 375 bps), 10/2/25	1,543,924
494,975	Edgewater Generation LLC, Term Loan, 3.911% (LIBOR + 375 bps), 12/13/25	480,177
800,000	Hamilton Projects Acquiror LLC, Term Loan, 5.75% (LIBOR + 475 bps), 6/17/27	798,200
1,000,000	PG&E Corp., Term Loan, 5.5% (LIBOR + 450 bps), 6/23/25	992,500
934,921	Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 2018 Incremental Term Loan, 1.915% (LIBOR + 175 bps), 12/31/25	923,235
	Total Utilities	$7,171,207
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $289,243,716)	$273,668,492
Shares		Value
	COMMON STOCKS - 0.1% of Net Assets
	Specialty Retail - 0.0%†
54,675+^(d)	Targus Cayman SubCo., Ltd.	$72,171
	Total Specialty Retail	$72,171
	Transportation Infrastructure - 0.1%
20,199(d)	Syncreon Group BV	$333,283
	Total Transportation Infrastructure	$333,283
	TOTAL COMMON STOCKS
	(Cost $421,771)	$405,454
Principal Amount USD ($)		Value
	ASSET BACKED SECURITY - 0.2% of Net Assets
875,000(a)	Palmer Square Loan Funding, Ltd., Series 2018-1A, Class D, 4.225% (3 Month USD LIBOR + 395 bps), 4/15/26 (144A)	$800,544
	TOTAL ASSET BACKED SECURITY
	(Cost $875,000)	$800,544
	COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.3% of Net Assets
499,883(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 6.402% (1 Month USD LIBOR + 623 bps), 1/25/27 (144A)	$457,435
625,000(a)	Morgan Stanley Capital I Trust, Series 2019-BPR, Class D, 4.175% (1 Month USD LIBOR + 400 bps), 5/15/36 (144A)	486,658
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,138,629)	$944,093
	CORPORATE BONDS - 2.5% of Net Assets
	Banks - 0.3%
1,000,000(e)(f)	Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)	$961,250
	Total Banks	$961,250
	Beverages - 0.1%
359,000	Pernod Ricard SA, 4.45%, 1/15/22 (144A)	$378,634
	Total Beverages	$378,634
	Chemicals - 0.3%
500,000	Olin Corp., 5.625%, 8/1/29	$478,010
376,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	369,420
	Total Chemicals	$847,430
	Commercial Services - 0.2%
500,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$555,760
	Total Commercial Services	$555,760
	Diversified Financial Services - 0.4%
1,000,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	$737,500
385,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)	418,803
	Total Diversified Financial Services	$1,156,303
	Healthcare-Services - 0.0%†
145,000	Molina Healthcare, Inc., 4.375%, 6/15/28 (144A)	$154,067
	Total Healthcare-Services	$154,067
	Housewares - 0.0%†
70,000	CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (144A)	$74,900
	Total Housewares	$74,900
	Iron/Steel - 0.2%
625,000	Carpenter Technology Corp., 6.375%, 7/15/28	$656,499
	Total Iron/Steel	$656,499
	Lodging - 0.3%
1,000,000	Station Casinos LLC, 4.5%, 2/15/28 (144A)	$895,000
	Total Lodging	$895,000
	Oil & Gas Services - 0.1%
1,000,000	FTS International, Inc., 6.25%, 5/1/22	$282,500
	Total Oil & Gas Services	$282,500
	Retail - 0.2%
205,000	Asbury Automotive Group, Inc., 4.5%, 3/1/28 (144A)	$210,201
221,000	Asbury Automotive Group, Inc., 4.75%, 3/1/30 (144A)	226,525
	Total Retail	$436,726
	Software - 0.0%†
75,000	BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 1/31/26 (144A)	$77,741
	Total Software	$77,741
	Transportation - 0.4%
1,400,000(a)	Golar LNG Partners LP, 8.394% (3 Month USD LIBOR + 810 bps), 11/15/22 (144A)	$1,120,000
	Total Transportation	$1,120,000
	TOTAL CORPORATE BONDS
	(Cost $8,734,674)	$7,596,810
	INSURANCE-LINKED SECURITIES - 1.4% of Net Assets(g)
	Event Linked Bond - 0.1%
	Windstorm - U.S. Regional - 0.1%
250,000(a)	Matterhorn Re, 7.086% (3 Month U.S. Treasury Bill + 700 bps), 12/7/21 (144A)	$249,825
	Total Event Linked Bond	$249,825
Face Amount USD ($)		Value
	Collateralized Reinsurance - 0.0%†
	Multiperil - Worldwide - 0.0%†
12,000+(h)	Limestone Re 2016-1, 8/31/21	$35
300,000+(d)(h)	Resilience Re, 4/6/21	30
		$65
	Windstorm - Florida - 0.0%†
300,000+(d)(h)	Formby Re 2018, 2/28/21	$56,556
	Total Collateralized Reinsurance	$56,621
	Reinsurance Sidecars - 1.3%
	Multiperil - U.S. - 0.1%
600,000+(d)(h)	Carnoustie Re 2016, 11/30/20	$16,200
Face Amount USD ($)		Value
	Multiperil - U.S. - (continued)
600,000+(d)(h)	Carnoustie Re 2017, 11/30/21	$79,080
400,000+(d)(i)	Harambee Re 2018, 12/31/21	14,400
400,000+(i)	Harambee Re 2019, 12/31/22	8,320
		$118,000
	Multiperil - Worldwide - 1.2%
4,860+(h)	Alturas Re 2019-2, 3/10/22	$43,895
395,000+(d)(h)	Alturas Re 2020-2, 3/10/23	416,488
250,000+(d)(h)	Artex Sac, Ltd. Bantry Re, 2016, 3/31/21	20,150
1,635,886+(d)(h)	Berwick Re 2018-1, 12/31/21	199,087
739,764+(d)(h)	Berwick Re 2019-1, 12/31/22	798,364
30,000+(h)	Eden Re II, 3/22/22 (144A)	19,531
5,700+(d)(h)	Eden Re II, 3/22/23 (144A)	50,580
500,000+(d)(h)	Eden Re II, 3/22/24 (144A)	530,200
350,000+(d)(h)	Gleneagles Re 2016, 11/30/20	10,920
700,000+(d)(i)	Lorenz Re 2018, 7/1/21	30,590
400,000+(d)(h)	Merion Re 2018-2, 12/31/21	435,760
600,000+(h)	Pangaea Re 2016-1, 11/30/20	1,332
600,000+(d)(h)	Pangaea Re 2017-1, 11/30/21	60
600,000+(d)(h)	Pangaea Re 2018-1, 12/31/21	35,280
600,000+(d)(h)	Pangaea Re 2018-3, 7/1/22	12,446
491,548+(d)(h)	Pangaea Re 2019-1, 2/1/23	10,243
441,188+(d)(h)	Pangaea Re 2019-3, 7/1/23	443,823
486,388+(d)(h)	Pangaea Re 2020-1, 2/1/24	503,995
150,000+(d)(h)	Sector Re V, 12/1/23 (144A)	89,681
100,000+(d)(h)	Sector Re V, 12/1/24 (144A)	100,494
600,000+(d)(h)	St. Andrews Re 2017-1, 2/1/21	40,680
695,194+(d)(h)	St. Andrews Re 2017-4, 6/1/21	68,407
253,645+(d)(h)	Woburn Re 2018, 12/31/21	26,136
74,914+(d)(h)	Woburn Re 2019, 12/31/22	35,062
		$3,923,204
	Total Reinsurance Sidecars	$4,041,204
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $4,743,961)	$4,347,650
Principal Amount USD ($)		Value
	TEMPORARY CASH INVESTMENTS - 2.0% of Net Assets
	REPURCHASE AGREEMENTS - 2.0%
2,000,000	$2,000,000 Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.1%, dated 7/31/20 plus accrued interest on 8/3/20 collateralized by $2,040,000 Government National Mortgage Association, 4.5%, 1/20/49.	$2,000,000
2,000,000	$2,000,000 RBC Capital Market LLC 0.1%, dated 7/31/20 plus accrued interest on 8/3/20 collateralized by the following: $612,660 Federal National Mortgage Association, 4.0%, 2/1/47 $865,928 Freddie Mac Giant, 3.0% - 4.0%, 2/1/47 - 3/1/50 $561,429 Government National Mortgage Association, 3.0% - 3.1%, 10/20/43 - 7/20/50.	2,000,000
2,000,000	$2,000,000 ScotiaBank, 0.08%, dated 7/31/20 plus accrued interest on 8/3/20 collateralized by $2,060,099 U.S. Treasury Notes, 2.5%, 2/15/46.	2,000,000
		$6,000,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $6,000,000)	$6,000,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 95.8%
	(Cost $311,157,751)	$293,763,043
	OTHER ASSETS AND LIABILITIES - 4.2%	$12,799,828
	NET ASSETS - 100.0%	$306,562,871

bps	Basis Points.
Cov-Lite	Covenant Light.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2020, the value of these securities amounted to $8,003,499, or 2.6% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2020.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2020.
(b)	This term loan will settle after July 31, 2020, at which time the interest rate will be determined.
(c)	Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.
(d)	Non-income producing security.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2020.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2019-2	12/19/2018	4,860	43,895
Alturas Re 2020-2	1/1/2020	395,000	416,488
Artex Sac, Ltd. Bantry Re	2/6/2019	20,150	20,150
Berwick Re 2018-1	1/10/2018	311,660	199,087
Berwick Re 2019-1	12/31/2018	739,764	798,364
Carnoustie Re 2016	12/31/2015	-	16,200
Carnoustie Re 2017	1/5/2017	142,655	79,080
Eden Re II	12/15/2017	1,793	19,531
Eden Re II	1/22/2019	5,700	50,580
Eden Re II	12/23/2019	500,000	530,200
Formby Re 2018	7/9/2018	47,896	56,556
Gleneagles Re 2016	1/14/2016	-	10,920
Harambee Re 2018	12/19/2017	40,491	14,400
Harambee Re 2019	12/20/2018	-	8,320
Limestone Re 2016-1	12/15/2016	990	35
Lorenz Re 2018	6/26/2018	191,356	30,590
Matterhorn Re	4/30/2020	250,000	249,825
Merion Re 2018	12/28/2017	400,000	435,760
Pangaea Re 2016-1	12/29/2015	-	1,332
Pangaea Re 2017-1	1/5/2017	105,383	60
Pangaea Re 2018-1	12/26/2017	108,452	35,280
Pangaea Re 2018-3	5/31/2018	144,517	12,446
Pangaea Re 2019-1	1/9/2019	5,160	10,243
Pangaea Re 2019-3	7/25/2019	441,188	443,823
Pangaea Re 2020-1	1/21/2020	486,388	503,995
Resilience Re	4/13/2017	980	30
Sector Re V	1/1/2020	100,000	100,494
Sector Re V	12/4/2018	129,169	89,681
St. Andrews Re 2017-1	1/5/2017	40,649	40,680
St. Andrews Re 2017-4	3/31/2017	-	68,407
Woburn Re 2018	3/20/2018	97,282	26,136
Woburn Re 2019	2/14/2019	32,478	35,062
Total Restricted Securities			4,347,650
% of Net assets			1.4%

(h)	Issued as participation notes.
(i)	Issued as preference shares.

SWAP CONTRACT

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
4,700,000	Markit CDX North America High Yield Series 34	Receive	5.00%	6/20/25	$(8,486)	$156,456	$147,970
TOTAL SWAP CONTRACT					$(8,486)	$156,456	$147,970

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2020, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$–	$273,668,492	$–	$273,668,492
Common Stocks
Specialty Retail	–	–	72,171	72,171
Transportation Infrastructure	–	333,283	–	333,283
Asset Backed Security	–	800,544	–	800,544
Commercial Mortgage-Backed Securities	–	944,093	–	944,093
Corporate Bonds	–	7,596,810	–	7,596,810
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - Worldwide	–	–	65	65
Windstorm - Florida	–	–	56,556	56,556
Reinsurance Sidecars
Multiperil - U.S.	–	–	118,000	118,000
Multiperil - Worldwide	–	–	3,923,204	3,923,204
All Other Insurance-Linked Securities	–	249,825	–	249,825
Repurchase Agreements	–	6,000,000	–	6,000,000
Total Investments in Securities	$–	$289,593,047	$4,169,996	$293,763,043
Other Financial Instruments
Swap contracts, at value	$–	$147,970	$–	$147,970
Total Other Financial Instruments	$–	$147,970	$–	$147,970

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Insurance-Linked Securities	Total
Balance as of 10/31/19	$65,063	$5,478,587	$5,543,650
Realized gain (loss)	--	(39,503)	(39,503)
Change in unrealized appreciation (depreciation)	14,265	191,108	205,373
Accrued discounts/premiums	--	--	--
Purchases	--	1,482,799	1,482,799
Sales	(7,157)	(3,015,166)	(3,022,323)
Transfers in to Level 3*	--	--	--
Transfers out of Level 3*	--	--	--
Balance as of 7/31/20	$72,171	$4,097,825	$4,169,996

*	Transfers are calculated on the beginning of period value. For the nine months ended July 31, 2020, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2020: $197,640.